Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Details) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Net Income	$ 125,229	$ 82,269	$ 9,038	$ 288,983
Numerator for basic and diluted income available to common shareholders	$ 125,229	$ 82,269	$ 9,038	$ 288,983
Denominator for basic income per common share - Weighted average common shares outstanding	33,364,167	31,985,827	32,260,622	31,955,416
Dilutive effect of Common Stock Equivalents	2,624,167	2,077,564	2,697,880	2,130,835
Denominator for diluted income per common share - adjusted weighted average common shares outstanding	35,988,334	34,063,391	34,958,502	34,086,251
Basic and Diluted income per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.01